Account Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Current prepayments and current accrued income [abstract]
Schedule of account payables and accrued expenses
As at December 31:	2018	2017
Trade and account payables	$18,849	$39,528
Value-added, goods and services and other taxes (other than income taxes)	831	2,559
Compensation	247	392
Contract liabilities under contracts with customers	6,388	769
Provision for guarantee	—	1,502
	$26,315	$44,750

Schedule of movement of contract liabilities under contracts with customers
2018
Balance, beginning of the year	$797
A change in the time frame for a performance obligation to be satisfied	6,839
Balance, end of the year	$7,636

Schedule of contract liabilities expects to recognize as revenue
2019 (included in current liabilities)	$6,388
2020 (included in long-term liabilities)	1,248
$7,636